Derivatives - Fair Value in Balance Sheet (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value		$ 0
Gross Amounts Recognized at Fair Value	$ (31,073,000)	(75,281,000)
Gross Amounts Offset in the Balance Sheet	0	0
Net Fair Value Presented in the Balance Sheet	(31,073,000)	(75,281,000)
Commodity Contracts | Current assets
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value		0
Gross Amounts Offset in the Balance Sheet		0
Net Fair Value Presented in the Balance Sheet		0
Commodity Contracts | Non-current assets
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value		0
Gross Amounts Offset in the Balance Sheet		0
Net Fair Value Presented in the Balance Sheet		0
Commodity Contracts | Current liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value	(26,409,000)	(49,949,000)
Gross Amounts Offset in the Balance Sheet	0	0
Net Fair Value Presented in the Balance Sheet	(26,409,000)	(49,949,000)
Commodity Contracts | Non-current liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value	(4,664,000)	(25,332,000)
Gross Amounts Offset in the Balance Sheet	0	0
Net Fair Value Presented in the Balance Sheet	$ (4,664,000)	$ (25,332,000)
Predecessor
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value			$ (19,117,000)
Gross Amounts Offset in the Balance Sheet			0
Net Fair Value Presented in the Balance Sheet			(19,117,000)
Predecessor | Commodity Contracts | Current assets
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value			119,000
Gross Amounts Offset in the Balance Sheet			(119,000)
Net Fair Value Presented in the Balance Sheet			0
Predecessor | Commodity Contracts | Non-current assets
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value			0
Gross Amounts Offset in the Balance Sheet			0
Net Fair Value Presented in the Balance Sheet			0
Predecessor | Commodity Contracts | Current liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value			(9,015,000)
Gross Amounts Offset in the Balance Sheet			119,000
Net Fair Value Presented in the Balance Sheet			(8,896,000)
Predecessor | Commodity Contracts | Non-current liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts Recognized at Fair Value			(10,221,000)
Gross Amounts Offset in the Balance Sheet			0
Net Fair Value Presented in the Balance Sheet			$ (10,221,000)